Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from operating activities:
Net income	$ 11,591,041	$ 6,177,704	$ 20,949,579
Adjustments for items not affecting cash:
Depreciation	408,233	541,265	595,522
Amortization	62,149	22,196	26,951
Net loss from disposal of property, plant and equipment	102,319	25,023	15,281
Written-off Tai He deposit		4,755,536
Provision for credit losses	1,933,661
Deferred tax benefit	(370,475)
Currency exchange loss (gain)	153,440	(273,432)
Loss from equity method investments	(4,832)
Amortization of operating lease right-of-use assets	611
Changes in operating assets and liabilities:
Bank acceptance receivables	1,026,148	(4,284,515)	(6,533,717)
Accounts receivable	(13,558,315)	(7,121,889)	(20,065,904)
Accounts receivable-related party	(457,585)
Inventories	(528,635)	35,027	105,121
Prepayments and other assets	1,760,865	(4,932,145)	(861,799)
Due from related parties	(21,184)		396,583
Accounts payable	185,902	(3,371,275)	4,908,971
Taxes payable	(16,893)	(812,412)	288,659
Accrued expenses and other current liabilities	9,911	75,879	120,090
Operating leases liabilities	(611)
Net cash provided by (used in) operating activities	2,275,750	(9,163,038)	(54,663)
Cash flows from investing activities:
Purchases of property, plant and equipment	(1,182,699)	(2,698,729)	(850,231)
Additions to intangible assets	(3,503,883)
Long term investment		(5,944,709)
Proceeds from disposal of long-term investment	353,062
Proceeds from disposal of property, plant and equipment	348,321	23,146	16,414
Collection of long-term deposits for buildings	706,125
Deposits to a related party	(9,179,624)
Net cash used in investing activities	(12,458,698)	(8,620,292)	(833,817)
Cash flows from financing activities:
Proceeds from short-term bank borrowings	6,637,574	7,579,135	6,510,820
Proceeds from long-term bank loans		743,052
Capital contributed by non-controlling shareholders		635,310
Proceeds from initial public offering		34,529,644
Repayments of short-term bank borrowings	(5,931,449)	(6,241,641)	(4,650,586)
Net cash provided by financing activities	706,125	37,245,500	1,860,234
Effect of foreign exchange rate changes	(332,999)	(874,746)	(9,812)
Net (decrease) increase in cash	(9,809,822)	18,587,424	961,942
Cash, beginning of year	26,736,700	8,149,276	7,187,334
Cash, end of year	16,926,878	26,736,700	8,149,276
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION:
Interest	250,781	194,667	180,744
Income taxes	3,583,143	5,703,288	5,042,816
Non-cash transactions
Shareholder contribution through deferred cost		1,277,152
Operating lease right-of-use asset obtained in exchange of operating lease liabilities	$ 7,697